Income Taxes (Details) - CAD ($)	12 Months Ended
	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016
Income Taxes
Net loss before recovery of income taxes	$ 516,323	$ 2,097,738	$ 13,531,587
Expected income tax (recovery) expense	(136,830)	(555,901)	(3,585,871)
Share based compensation and non-deductible expenses	80,740	302,853
Debt forgiveness		236,907
Non-taxable items and others			3,458,054
Change in tax benefits not recognized	56,090	16,141	127,817
Income tax (recovery) expense